Consolidated Balance Sheets - USD ($) $ in Millions	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 68.8		$ 192.9			$ 128.3
Trade receivables, net of allowance for doubtful accounts of $28.7 in 2020 and $21.5 in 2019	403.9		342.0			426.3
Other receivables	51.8		71.0			88.3
Inventories (Note 6)	327.5		282.4			209.0
Prepaid expenses and other current assets (Note 6)	63.6		62.0			71.4
Total current assets	915.6		950.3			923.3
Property and equipment, net (Note 7)	187.9		188.3			172.2
Goodwill	459.5		467.0			416.9	$ 417.3
Intangible assets, net (Note 8)	2,193.8		2,311.4			2,262.9
Other non-current assets	338.9		369.1			438.2
Total assets	4,095.7		4,286.1			4,213.5
Current liabilities:
Short-term borrowings (Note 10)	16.5		0.4			0.6
Current portion of long-term debt (Note 10)	11.4		13.2			11.2
Accounts payable	396.8		404.6			419.6
Accrued restructuring costs (Note 20)	15.9		26.3			13.4
Other current liabilities (Note 6)			512.4			448.8
Total current liabilities	832.7		956.9			893.6
Long-term debt, less current portion	1,966.4		2,686.7			2,510.7
Preferred equity certificates (Note 11)	0.0		641.7			588.4
Deferred taxes (Note 16)	164.1		181.1			221.0
Other non-current liabilities (Note 6)	563.6		328.3			321.0
Total liabilities	3,526.8		4,794.7			4,534.7
Commitments and contingencies (Note 17)
Stockholders' equity:
Preferred shares, $0.0001 par value per share, 200,000,000 and 0 shares authorized, 0 and 0 shares outstanding in 2021 and 2020, respectively	0.0		0.0
Additional paid-in capital	1,433.7		247.2			242.2
Accumulated deficit	(684.4)		(545.3)			(501.1)
Accumulated other comprehensive loss (Note 21)	(180.4)		(212.7)			(64.5)
Total stockholders' equity	568.9	$ 624.2	(508.6)	$ (411.3)	$ (400.5)	(321.2)	$ (356.9)	$ (44.3)
Total liabilities and stockholders' equity	$ 4,095.7		$ 4,286.1			$ 4,213.5